Subsequent Events - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [line items]
Contractual payments for the initial term of nine seasons	$ 23.0	$ 24.9